OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
OTHER CURRENT LIABILITIES
Schedule of Other Current Liabilities

	At December 31,
	2018	2019
Payables for purchase of property, plant and equipment	$36,680,431	$22,810,701
Payables associated with finance lease–current portion, Note 11(c)(1)	5,004,187	—
Payables associated with failed sale-lease back–current portion, Note 11(c)(1)	7,275,464	—
Interest payable	1,626,010	1,009,090
Other tax payables	141,317	206,591
Accrued EPC warranty liabilities	186,553	183,941
Other (1)	1,834,945	2,953,012
	$52,748,907	$27,163,335
(1)	Other as of December 31, 2019 mainly includes the payables for the claims, audit fee and other professional service fees.